Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 6,116	$ 5,796
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,621	3,354
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	955	937
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	839	822
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	701	$ 683
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,640
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,737
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	752
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	571
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	580
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,384
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	884
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	203
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	176
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	121
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	92
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 92